FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 105
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments
The following tables summarize instruments measured at fair value on a recurring basis for the Plan:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$118,443,016	$—	$—	$118,443,016
Collective investment trusts	—	54,018,304	—	$54,018,304
Company common stock fund	5,064,837	—	—	5,064,837

Total assets in fair value hierarchy	$123,507,853	$54,018,304	$—	177,526,157

Investments measured at net asset value (a)				18,360,249

Investments at fair value				$195,886,406

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$152,859,735	$—	$—	$152,859,735
Company common stock fund	4,154,160	—	—	4,154,160

Total assets in fair value hierarchy	$157,013,895	$—	$—	157,013,895

Investments measured at net asset value (a)				18,643,886

Investments at fair value				$175,657,781

(a)Certain collective investment trusts that were measured at net asset value ("NAV") per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Vanguard Retirement Savings Trust III	$18,360,249	N/A	Daily	N/A

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Vanguard Retirement Savings Trust III	$18,643,886	N/A	Daily	N/A